Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 57,141,000
Total Fee Amount	7,891.17
Total Offset Amount	0
Net Fee	$ 7,891.17
Offset Table N/A	N/A